Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenues	¥ 626,579	¥ 580,956	¥ 1,868,113	¥ 1,665,694
Segment profits	63,009	49,823	215,728	145,315
Segment assets	14,091,160		14,091,160		¥ 13,563,082
Operating Segment
Segment Reporting Information [Line Items]
Revenues	626,919	582,186	1,869,486	1,669,455
Segment profits	110,641	85,652	350,781	242,428
Segment assets	11,951,881		11,951,881		11,341,789
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	91,743	86,645	294,257	253,921
Segment profits	4,001	5,566	27,861	16,575
Segment assets	888,077		888,077		872,095
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	107,670	110,384	337,945	319,528
Segment profits	18,667	19,348	71,068	50,442
Segment assets	1,637,034		1,637,034		1,676,063
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	88,859	86,077	281,009	243,903
Segment profits	(12,077)	286	(10,243)	4,580
Segment assets	356,907		356,907		378,698
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	43,269	31,729	107,167	102,594
Segment profits	8,784	3,486	18,447	17,085
Segment assets	696,957		696,957		489,174
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	117,104	123,454	352,192	359,208
Segment profits	12,688	16,239	45,697	51,547
Segment assets	2,073,511		2,073,511		1,959,521
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	21,922	21,410	65,019	63,071
Segment profits	12,360	13,228	34,425	38,398
Segment assets	2,698,248		2,698,248		2,690,627
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	11,557	7,693	29,305	22,569
Segment profits	2,592	(1,183)	3,210	4,344
Segment assets	645,870		645,870		601,762
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	37,709	37,225	122,697	95,084
Segment profits	20,602	15,239	68,216	25,120
Segment assets	1,336,869		1,336,869		1,220,081
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	69,913	43,713	171,017	116,759
Segment profits	27,576	9,986	56,167	27,089
Segment assets	405,055		405,055		369,546
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	37,173	33,856	108,878	92,818
Segment profits	15,448	¥ 3,457	35,933	¥ 7,248
Segment assets	¥ 1,213,353		¥ 1,213,353		¥ 1,084,222